LOANS AND BORROWINGS - Schedule of movements of the Orbimed loan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Interest paid (cash flow)	$ (4,448)	$ (2,142)	[1]	$ (9,432)	[1]
Repayment	0	(57,231)	[1]	(35,190)	[1]
Orbimed advisors loan
Disclosure of detailed information about borrowings [line items]
Borrowings at the beginning of the period	0	51,125
Amortized costs (financial income and expenses)	0	513
Interest paid (cash flow)	0	(395)
Repayment	0	(52,720)
Revaluation loan	0	511
Currency translation	0	966
Borrowings at the end of the period	0	0		$ 51,125
- Current portion	0	0
- Non-current portion	$ 0	$ 0

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of cash flows and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.